John Hancock Global Senior Loan ETF Expense Example - John Hancock Global Senior Loan ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	$ 984